Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 401,000
Previously Paid Amount	0.00
Total Fee Amount	55.38
Total Offset Amount	0.00
Net Fee	55.38
Narrative - Max Aggregate Offering Price	$ 401,000
Final Prospectus	true